Average Annual Total Returns{- Fidelity Nasdaq Composite Index ETF} - 11.30 Fidelity Nasdaq Composite Index ETF - PRO-12 - Fidelity Nasdaq Composite Index ETF	Fidelity Nasdaq Composite Index ETF Return Before Taxes Past 1 year	Fidelity Nasdaq Composite Index ETF Return Before Taxes Past 5 years	Fidelity Nasdaq Composite Index ETF Return Before Taxes Past 10 years	Fidelity Nasdaq Composite Index ETF After Taxes on Distributions Past 1 year	Fidelity Nasdaq Composite Index ETF After Taxes on Distributions Past 5 years	Fidelity Nasdaq Composite Index ETF After Taxes on Distributions Past 10 years	Fidelity Nasdaq Composite Index ETF After Taxes on Distributions and Sales Past 1 year	Fidelity Nasdaq Composite Index ETF After Taxes on Distributions and Sales Past 5 years	Fidelity Nasdaq Composite Index ETF After Taxes on Distributions and Sales Past 10 years	NS004 Past 1 year	NS004 Past 5 years	NS004 Past 10 years
Total	22.38%	24.91%	20.85%	22.09%	24.55%	20.52%	13.23%	20.47%	17.96%	22.18%	24.97%	20.96%